Annual Total Returns- Vanguard Mortgage-Backed Securities Index Fund (Retail) [BarChart] - Retail - Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	5.23%	5.88%	2.54%	(1.29%)	5.77%	1.44%	1.47%	2.32%	0.86%	6.16%